Reserves - Summary of Reserves (Parenthetical) (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of reserves with in equity [line items]
Percentage of net profit the Company is required to transfer to statutory surplus reserve		10.00%
Percentage of registered capital when the appropriation to statutory surplus reserve may cease		50.00%
Minimum percentage of statutory reserves to registered capital, after bonus share issuance, that must be maintained		25.00%
Statutory surplus reserve	¥ 30,395	¥ 30,395	¥ 28,218	¥ 28,520
Discretionary surplus reserve	46,079	46,079	46,079
Amount of retained earnings available for distribution	133,076	133,076	120,270	¥ 122,987
Final dividend for financial year 2018 proposed after the end of the reporting period, total	¥ 8,629
Statutory reserves [member]
Disclosure of reserves with in equity [line items]
Appropriations		¥ 1,875	¥ 1,686